Related Parties - Summary of Outstanding Balances from Transactions with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables	$ 406	$ 428
Trade payables		(482)
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables		552
Trade payables	$ (19)	$ (1,258)